Application of New and Amended International Financial Reporting Standards - Schedule of Original And New Measurement Categories and Carrying Amounts under IAS 39 and IFRS 9 (Details) - TWD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Financial assets measured at FVTPL	$ 517		$ 0
Add: reclassification from available for sale (IAS 39) - mandatory reclassification			5,751
Financial assets at fair value through other comprehensive income - equity investments - subtotal	6,933
Financial assets measured at Amortized cost	70,241
Add: reclassification from loans and receivables (IAS 39)			68,983
Financial liabilities measured at amortized cost	$ 40,334		$ 39,725
Total retained earnings [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Add: reclassification from available for sale (IAS 39) - mandatory reclassification		$ 6
Financial assets at fair value through profit or loss - subtotal		6
Add: reclassification from available for sale (IAS 39) - designated at January 1, 2018		1,516
Financial assets at fair value through other comprehensive income - equity investments - subtotal		1,516
Total		1,522
Noncontrolling interests [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Add: reclassification from available for sale (IAS 39) - designated at January 1, 2018		(1)
Financial assets at fair value through other comprehensive income - equity investments - subtotal		(1)
Total		(1)
IAS 39 [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Financial liabilities measured at FVTPL		(1)
Total		(1)
IFRS 9 [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Add: reclassification from available for sale (IAS 39) - mandatory reclassification		596
Financial assets at fair value through profit or loss - subtotal		596
Financial liabilities measured at FVTPL		(1)
Add: reclassification from available for sale (IAS 39) - designated at January 1, 2018		6,997
Financial assets at fair value through other comprehensive income - equity investments - subtotal		6,997
Add: reclassification from loans and receivables (IAS 39)		68,983
Financial Assets measured at amortized cost - subtotal		68,983
Add: reclassification from amortized cost (IAS 39)		(39,725)
Financial Liabilities measured at amortized cost - subtotal		(39,725)
Add: reclassification from Hedging derivative instrument (IAS 39)		(1)
Hedging financial liabilities - subtotal		(1)
Total		36,849
Reclassifications [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Add: reclassification from available for sale (IAS 39) - mandatory reclassification		596
Financial assets at fair value through profit or loss - subtotal		596
Add: reclassification from available for sale (IAS 39) - designated at January 1, 2018		5,155
Financial assets at fair value through other comprehensive income - equity investments - subtotal		5,155
Add: reclassification from loans and receivables (IAS 39)		68,983
Financial Assets measured at amortized cost - subtotal		68,983
Add: reclassification from amortized cost (IAS 39)		(39,725)
Financial Liabilities measured at amortized cost - subtotal		(39,725)
Add: reclassification from Hedging derivative instrument (IAS 39)		(1)
Hedging financial liabilities - subtotal		(1)
Total		35,008
Remeasurements [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Add: reclassification from available for sale (IAS 39) - designated at January 1, 2018		1,842
Financial assets at fair value through other comprehensive income - equity investments - subtotal		1,842
Total		1,842
Other Adjustment [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Add: reclassification from available for sale (IAS 39) - mandatory reclassification		(6)
Financial assets at fair value through profit or loss - subtotal		(6)
Add: reclassification from available for sale (IAS 39) - designated at January 1, 2018		327
Financial assets at fair value through other comprehensive income - equity investments - subtotal		327
Total		321
Cash and Cash Equivalents [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Financial Assets, Measurement Category, IAS 39	Loans and receivables
Financial Assets, Measurement Category, IFRS 9	Amortized cost
Financial Assets, Carrying Amount, IAS 39		28,825
Financial Assets, Carrying Amount, IFRS 9		28,825
Equity Securities I [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Financial Assets, Measurement Category, IAS 39	Available-for-sale
Financial Assets, Measurement Category, IFRS 9	FVTPL
Financial Assets, Carrying Amount, IAS 39		596
Financial Assets, Carrying Amount, IFRS 9		596
Equity Securities II [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Financial Assets, Measurement Category, IAS 39	Available-for-sale
Financial Assets, Measurement Category, IFRS 9	FVOCI- equity investments
Financial Assets, Carrying Amount, IAS 39		5,155
Financial Assets, Carrying Amount, IFRS 9		6,997
Trade Notes and Accounts Receivable, Receivables from Related Parties, Other Current Monetary Assets and Refundable Deposits [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Financial Assets, Measurement Category, IAS 39	Loans and receivables
Financial Assets, Measurement Category, IFRS 9	Amortized cost
Financial Assets, Carrying Amount, IAS 39		40,158
Financial Assets, Carrying Amount, IFRS 9		40,158
Short-term loans, trade notes and accounts payable, payables to related parties, partial other payables, customers’ deposit and loan-term loans
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Financial Liabilities, Measurement Category, IAS 39	Amortized cost
Financial Liabilities, Measurement Category, IFRS 9	Amortized cost
Financial Liabilities, Carrying Amount, IAS 39		39,725
Financial Liabilities, Carrying Amount, IFRS 9		39,725
Derivatives [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Financial Liabilities, Measurement Category, IAS 39	Held-for-trading
Financial Liabilities, Measurement Category, IFRS 9	FVTPL
Financial Liabilities, Carrying Amount, IAS 39		1
Financial Liabilities, Carrying Amount, IFRS 9		1
Hedging Derivative Financial Liabilities [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Financial Liabilities, Measurement Category, IAS 39	Hedging derivative financial liabilities
Financial Liabilities, Measurement Category, IFRS 9	Hedging financial liabilities
Financial Liabilities, Carrying Amount, IAS 39		1
Financial Liabilities, Carrying Amount, IFRS 9		$ 1